REPORTABLE SEGMENTS - Disaggregated revenue information by geographic area (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
REPORTABLE SEGMENTS
Total	$ 9,794,419	$ 7,885,201	$ 17,439,822	$ 16,139,557	$ 33,072,261	$ 21,078,971
United States
REPORTABLE SEGMENTS
Total	9,794,419	7,885,201	17,439,822	16,139,557	33,072,261	21,078,971
Owned Service Network
REPORTABLE SEGMENTS
Total	1,982,761	4,401,467	4,332,657	8,362,025	17,907,967	12,201,600
Owned Service Network | United States
REPORTABLE SEGMENTS
Total	1,982,761	4,401,467	4,332,657	8,362,025	17,907,967	12,201,600
Managed Solutions
REPORTABLE SEGMENTS
Total	147,522	608,951	481,763	2,365,319	3,130,538	4,429,995
Managed Solutions | United States
REPORTABLE SEGMENTS
Total	147,522	608,951	481,763	2,365,319	3,130,538	4,429,995
Logistics
REPORTABLE SEGMENTS
Total	3,626,992	2,874,783	6,738,332	5,412,213	12,033,756	4,307,602
Logistics | United States
REPORTABLE SEGMENTS
Total	3,626,992	$ 2,874,783	6,738,332	$ 5,412,213	$ 12,033,756	$ 4,307,602
Keen Labs
REPORTABLE SEGMENTS
Total	3,854,734		5,704,660
Keen Labs | United States
REPORTABLE SEGMENTS
Total	3,854,734		5,704,660
Others
REPORTABLE SEGMENTS
Total	182,410		182,410
Others | United States
REPORTABLE SEGMENTS
Total	$ 182,410		$ 182,410